HELD FOR SALE AND DISCONTINUED OPERATIONS - Narrative (Details) $ in Millions, ₽ in Billions						6 Months Ended		9 Months Ended
	Jun. 30, 2023 USD ($)	Nov. 24, 2022 USD ($)	Nov. 24, 2022 RUB (₽)	Aug. 05, 2022 USD ($)	Jul. 01, 2021	Jun. 30, 2023 USD ($)	Jun. 30, 2022 USD ($)	Sep. 30, 2022 USD ($)	Sep. 30, 2022 RUB (₽)	Mar. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Investments in subsidiaries
Bank loans including accrued interest, FV	$ 3,843					$ 3,843					$ 1,247
Total equity	988					988	$ 1,563			$ 918	767	$ 1,150	$ 1,505
Algeria
Investments in subsidiaries
Consideration paid				$ 682
Percentage ownership sold					45.57%
Foreign currency translation
Investments in subsidiaries
Total equity	(9,190)					(9,190)	(9,064)			(9,022)	(8,808)	(9,340)	(8,933)
Total
Investments in subsidiaries
Total equity	782					782	591			$ 701	569	227	$ 586
Assets and liabilities classified as held for sale | Russia
Investments in subsidiaries
Impairment						281	$ 446
Net assets	168					168
Recoverable amount of asset or cash-generating unit	152					152
Assets and liabilities classified as held for sale | Foreign currency translation | Russia
Investments in subsidiaries
Total equity	3,208					3,208					$ 2,964
Assets and liabilities classified as held for sale | Total | Russia
Investments in subsidiaries
Net assets	152					$ 152
Russia
Investments in subsidiaries
Consideration paid	$ 1,494	$ 1,900	₽ 130					$ 1,900	₽ 130
Recoverable amount of asset or cash-generating unit												$ 1,886